Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property and Equipment, Net
Property and Equipment, Net

4.           Property and Equipment, Net

Property and equipment, net consisted of the following:

	September 30,	December 31,
	2018	2017
Furniture and fixtures	$6	$83
Computer hardware and software	94	9
Vehicles	85	85
Construction in progress	2,241	—
	2,426	177
Less: Accumulated depreciation	(66)	(52)
	$2,360	$125

During the nine months ended September 30, 2018, the Company initiated the construction of a laboratory at Kiniksa US’s headquarters.  Construction in progress is primarily comprised of leasehold improvements and lab equipment which the Company anticipates will be placed into service by the end of 2018.

Depreciation expense was $12 and $8 during the three months ended September 30, 2018 and 2017, respectively, and $32 and $20 during the nine months ended September 30, 2018 and 2017, respectively.

4.           Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2016	2017
Furniture and fixtures	$14	$83
Computer hardware and software	9	9
Vehicles	85	85
	108	177
Less: Accumulated depreciation	(24)	(52)
	$84	$125

Depreciation expense for the years ended December 31, 2016 and 2017 was $22 and $28, respectively.